Income Taxes - Additional Information (Detail) ¥ in Thousands, $ in Thousands				12 Months Ended
	Oct. 09, 2021	Nov. 02, 2018	Nov. 02, 2015	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2023 USD ($)
Tax rate on taxable income		15.00%		15.00%	15.00%
HNTE, reduced tax rate			15.00%
Withholding income tax rate										10.00%
Withholding income tax rate, Foreign invested enterprise									5.00%
Withholding income tax rate, ownership threshold				25.00%	25.00%
Net operating loss carryforwards				¥ 80,592		¥ 94,697	¥ 67,714
Net operating loss carryforwards, valuation allowance				79,987		94,092	67,109
Net operating loss carryforwards, expected to be utilized				¥ 605		605	605
Net operating loss carryforwards, carry over period				5 years	5 years			10 years
Net operating loss carryforwards, expiration term				2024 to 2032	2024 to 2032
Accrued withholding tax on undistributed earnings of domestic subsidiaries				¥ 0
Unrecognized tax liabilities | $											$ 0
Increase in unrecognized tax benefits is reasonably possible				2,440		2,440
Income tax expenses				¥ 0	$ 0	¥ 0	¥ 0
Chengdu Huize [Member]
Tax rate on taxable income	15.00%
Inland Revenue, Hong Kong [Member]
Tax rate on taxable income				16.50%	16.50%
State Administration of Taxation, China [Member]
Tax rate on taxable income				25.00%	25.00%
Peoples Replublic Of China Tax Authority [Member] | Minimum [Member]
Number of years open to income tax examination				5 years	5 years
Peoples Replublic Of China Tax Authority [Member] | Maximum [Member]
Number of years open to income tax examination				10 years	10 years